Consolidated Statements of Profit or Loss and Other Comprehensive Income (Parentheticals) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Profit or loss [abstract]
Revenues received from related parties	€ 1,549	€ 28	€ 0
Equity-based compensation, including related party	267,601	423	20
General and administrative and cost of goods, including related party	1,971	1,119	0
Other income (expenses), including related parties	€ 780	€ 1	€ 350